STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Outstanding Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Treasury shares [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 9,881		$ 146,601	$ 4	$ (1,065)	$ (135,659)
Balance, shares at Dec. 31, 2011		8,648,861
Issuance of shares (Note 6)
Issuance of shares (Note 6), shares		250,000
Stock based compensation	52		52
Comprehensive loss	(4)			(4)
Net income (loss)	(592)					(592)
Balance at Dec. 31, 2012	9,337		146,653		(1,065)	(136,251)
Balance, shares at Dec. 31, 2012		8,898,861
Stock based compensation	58		58
Net income (loss)	8					8
Balance at Dec. 31, 2013	9,403		146,711		(1,065)	(136,243)
Balance, shares at Dec. 31, 2013	8,898,861	8,898,861
Stock based compensation	10		10
Net income (loss)	(677)					(677)
Balance at Dec. 31, 2014	$ 8,736		$ 146,721		$ (1,065)	$ (136,920)
Balance, shares at Dec. 31, 2014	8,898,861	8,898,861